INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Components of net deferred tax asset, including a valuation allowance, are as follows:

	June 30, 2021 (unaudited)	December 31, 2020 (audited)
Deferred tax asset:
Net operating loss carryforward	$5,110,145	$4,382,850
Total deferred tax asset	5,110,145	4,382,850
Less: Valuation allowance	(5,110,145)	(4,382,850)
Net deferred tax asset	$-	$-

Components of net deferred tax asset, including a valuation allowance, are as follows:

	December 31, 2020	December 31, 2019
Deferred tax asset:
Net operating loss carryforward	$4,382,850	$3,126,823
Total deferred tax asset	4,382,850	3,126,823
Less: Valuation allowance	(4,382,850)	(3,126,823)
Net deferred tax asset	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliation between the statutory rate and the effective tax rate for both periods and as of December 31, 2020:

Federal statutory rate	(21.0)%
State taxes, net of federal benefit	(0.0)%
Change in valuation allowance	21.0%
Effective tax rate	0.0%

Reconciliation between statutory rate and the effective tax rate for and as of December 31, 2020 and 2019:

Federal statutory rate	(21.0)%
State taxes, net of federal benefit	(0.00)%
Change in valuation allowance	21.0%
Effective tax rate	0.0%